Income tax - Deferred income tax assets (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Operating losses carryforwards	¥ 238,086,013	¥ 133,725,956
Contract liabilities	4,060,385	2,472,812
Impairment losses	1,969,902	250,470
Operating lease liabilities	250,179,307
Other current liabilities	27,925,076	12,644,968
Software	428,758
Total gross deferred tax assets	522,649,441	149,094,206
Less: valuation allowances	(275,431,351)	¥ (149,094,206)	¥ (57,096,996)
Deferred tax assets, net of valuation allowance	247,218,090
Right-of-use assets	(236,718,196)
Leasehold improvements	(10,499,894)
Deferred tax liability	¥ 247,218,090